INCENTIVE PLANS - Performance Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted- average grant date fair value per share (in dollars per share):
Weighted-average market value (in dollars per share)	$ 40.08	$ 50.33	$ 49.65
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period used for calculation of performance goals	3 years
Percentage of target shares earned	100.00%
Number of shares of common stock equivalent to each target share	1
Valuation Assumptions
Expected volatility	24.37%	27.13%	39.12%
Expected dividend yield	0.40%	0.08%	0.08%
Unvested stock awards (in shares):
Beginning of period (in shares)	1,357,257
Granted (in shares)	772,653
Canceled (in shares)	(91,597)
Payments (in shares)	(193,753)
End of period (in shares)	1,844,560	1,357,257
Weighted- average grant date fair value per share (in dollars per share):
Beginning of period (in dollars per share)	$ 45.45
Granted (in dollars per share)	27.03
Canceled (in dollars per share)	42.26
Payments (in dollars per share)	42.26
End of period (in dollars per share)	$ 38.22	$ 45.45
Weighted-average market value (in dollars per share)		$ 44.07	$ 48.34
Minimum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target shares earned	0.00%
Maximum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target shares earned	150.00%